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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13f Cover Page



          Report for the Calendar Year or Quarter Ended June 30,2001

If amended report check here:      |_|                    Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding
                                       entries.


Century Management--------------------------------------------------------
Name of Institutional Investment Manager


1301 Capital of TX Hwy. Suite B-228     Austin              TX             78746
Business Address         (Street)       (City)            (State)          (Zip)


13F File Number: 28-_____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:


Jim Brilliant                   Vice President                    (512) 329-0050
Name                               (Title)                            (Phone)


                                        /s/ Jim Brilliant
                                      ------------------------------------------
                                           (Manual Signature of Person Duly
                                           Authorized to Submit This Report)

                                                 August 10, 2001
                                      ------------------------------------------
                                              (Place and Date of Signing)


Report Type:

[X]      13F HOLDINGS REPORT.

[ ]      13F NOTICE.

[ ]      13F COMBINATION REPORT.

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:      ______0______

Form 13F Information Table Entry Total: ______62_____

Form 13F Information Table Value Total: $__251,461___
                                         (thousands)


List of Other Included Managers:

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report): (List in alphabetical order).

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.


***NONE***

                                    FORM 13F

                                INFORMATION TABLE


                                                                         PAGE  1

------------------------------------------------------------------------------------------------------------------------------------
ITEM 1                          ITEM 2  ITEM 3       ITEM 4    ITEM 5         ITEM 6             ITEM 7            ITEM 8
                                                      FAIR             INVESTMENT DISCRETION                   VOTING AUTHORITY
                                TITLE                MARKET    SHARE                            OTHER
NAME OF ISSUER                   OF     CUSIP         VALUE    AMOUNT  SOLE   SHARED   NONE     MANAGERS      SOLE   SHARED  NONE
                                CLASS   NUMBER       (x$1000)  (x100)   (A)     (B)     (C)                    (A)     (B)     (C)
------------------------------------------------------------------------------------------------------------------------------------
A. Schulman                     COM     808194104       2,841   2,105   SOLE                                    X
AAR Corp.                       COM     361105          6,318   3,695   SOLE                                    X
Adaptec Inc.                    COM     00651f108       3,751   3,774   SOLE                                    X
American Express                COM     25816109        527     136     SOLE                                    X
American Tel & Tel              COM     1957109         565     257     SOLE                                    X
Ampco Pittsburgh                COM     32037103        385     341     SOLE                                    X
Angelica Corp                   COM     34663104        1,238   1,126   SOLE                                    X
Apogee Enterprises              COM     37598109        5,905   4,728   SOLE                                    X
AVX Corp.                       COM     002444107       2,912   1,387   SOLE                                    X
Barrick Gold Corp               COM     67901108        5,505   3,633   SOLE                                    X
Berkshire Hathaway CL B         COM     084670207       1,582   7       SOLE                                    X
Blair Corp                      COM     092828102       1,545   948     SOLE                                    X
Childrens Comprehensive SVCS    COM     16875k202       1,862   3,724   SOLE                                    X
Cntl Fnd of CDA Cl A            COM     153501101       195     592     SOLE                                    X
Cone Mills Corp                 COM     206814105       205     1,593   SOLE                                    X
Cooper Tire & Rubber            COM     216831107       231     163     SOLE                                    X
Corning Inc.                    COM     219350105       855     512     SOLE                                    X
CPI Corp.                       COM     125902106       30,344  12,385  SOLE                                    X
Cummins Inc.                    COM     231021106       2,651   685     SOLE                                    X
Donnelly Corp.                  COM     257870105       171     121     SOLE                                    X
Dress Barn                      COM     261570105       968     426     SOLE                                    X
Dun & Bradstreet                COM     2643e100        1,937   687     SOLE                                    X
Dynamics Research               COM     268057106       3,001   3,350   SOLE                                    X
Eastman Kodak                   COM     277461109       12,309  2,637   SOLE                                    X
Ethan Allen Interiors           COM     297602104       4,942   1,521   SOLE                                    X
Evans & Sutherland              COM     299096107       3,159   3,885   SOLE                                    X
Gardner Denver Inc.             COM     365558105       3,662   1,782   SOLE                                    X
Great Lakes Chemical            COM     390568103       8,617   2,793   SOLE                                    X
Hancock Fabrics Inc             COM     409900107       3,866   4,319   SOLE                                    X
Hubbell Inc. Class B            COM     443510201       2,652   915     SOLE                                    X
Japan OTC Equity                COM     471091108       718     1,042   SOLE                                    X
Kemet Corp.                     COM     488360108       1,195   595     SOLE                                    X
Keystone Automotive             COM     49338n109       543     454     SOLE                                    X
Lawson Products                 COM     520776105       9,172   3,130   SOLE                                    X
Lufkin Industries               COM     549764108       5,287   1,916   SOLE                                    X
Matrix Services                 COM     576853105       8,007   11,504  SOLE                                    X
Maxwell Technologies            COM     577767106       15,557  6,976   SOLE                                    X
Methode Electronics             COM     591520200       4,099   4,767   SOLE                                    X
MetroLogic Instruments          COM     591676101       1,330   1,326   SOLE                                    X
Moody's Corp.                   COM     615369105       204     61      SOLE                                    X
MTS Systems Corp                COM     553777103       177     128     SOLE                                    X
Myers Industries Inc.           COM     628464109       2,977   1,971   SOLE                                    X
Newhall Land & Farming          COM     651426108       254     93      SOLE                                    X
Newmont Mining                  COM     651639106       3,296   1,771   SOLE                                    X
Nicor Inc                       COM     654086107       2,969   762     SOLE                                    X
PPG Industries Inc.             COM     693506107       6,406   1,219   SOLE                                    X
Readers Digest Cl B Voting      COM     755267200       6,325   2,433   SOLE                                    X
Regal Beloit                    COM     758750103       4,355   2,094   SOLE                                    X
Rollins Inc                     COM     775711104       1,338   672     SOLE                                    X
Roxio Inc.                      COM     780008108       3,587   2,759   SOLE                                    X
Royce Value Trust               COM     780910105       2,560   1,581   SOLE                                    X
Sears Roebuck                   COM     812387108       3,299   780     SOLE                                    X
SL Inds Inc.                    COM     784413106       256     231     SOLE                                    X
Snap-On Inc                     COM     833034101       8,505   3,520   SOLE                                    X
Southwest Gas                   COM     844895102       7,818   3,302   SOLE                                    X
TBC Corp.                       COM     872180104       2,606   2,720   SOLE                                    X
Textron Inc.                    COM     883203101       868     158     SOLE                                    X
Toys R Us                       COM     892335100       26,656  10,770  SOLE                                    X
Tractor Supply Company          COM     892356106       2,145   1,341   SOLE                                    X
Vishay InterTechnology Inc.     COM     928298108       561     244     SOLE                                    X
Wolohan Lumber                  COM     977865104       1,001   931     SOLE                                    X
X-Rite Inc.                     COM     983857103       2,686   3,038   SOLE                                    X